Employee Benefits - Rollforward, Balance of Plan Assets (Detail) - Plan assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 2,880	$ 2,680	$ 3,304
Actual return on trust assets	113	174	47
Foreign exchange loss (gain)	3	2	(1)
Life annuities	5	24	35
Benefits paid			(1)
(Derecognition) acquisitions			(704)
Ending balance	$ 3,001	$ 2,880	$ 2,680